Accrued Expenses and Other Current Liabilities - Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Payables And Accruals [Abstract]
Product returns	$ 45.4	$ 46.0	$ 51.9	$ 55.6
Rebates, credits and discounts due to customers	16.0	10.3
Taxes payable	9.9	8.7
Insurance	8.7	9.2
Bonuses and profit sharing	5.7	5.7
Vacation pay	4.8	4.4
Interest	4.5	13.2
Salaries and wages	3.6	2.6
Professional fees	2.4	3.5
Restructuring reserves	1.1	2.2	1.6	0.7
Other	9.2	9.7
Accrued expenses and other current liabilities, total	$ 111.3	$ 115.5